Goodwill And Intangible Assets	12 Months Ended
Apr. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets
Changes in the carrying amount of goodwill for the years ended April 30, 2018 and 2017 are as follows:

(in 000s)
	Goodwill	Accumulated Impairment Losses	Net
Balances as of May 1, 2016	$503,054	$(32,297)	$470,757
Acquisitions	19,261	—	19,261
Disposals and foreign currency changes, net	1,189	—	1,189
Impairments	—	—	—
Balances as of April 30, 2017	523,504	(32,297)	491,207
Acquisitions	15,983	—	15,983
Disposals and foreign currency changes, net	681	—	681
Impairments	—	—	—
Balances as of April 30, 2018	$540,168	$(32,297)	$507,871

We tested goodwill for impairment in the fourth quarter of fiscal year 2018, and did not identify any impairment.
Components of intangible assets are as follows:

(in 000s)
As of April 30,	2018			2017
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Reacquired franchise rights	$339,779	$(113,856)	$225,923	$331,150	$(90,877)	$240,273
Customer relationships	256,137	(164,005)	92,132	234,603	(133,207)	101,396
Internally-developed software	140,255	(111,734)	28,521	139,709	(108,379)	31,330
Noncompete agreements	32,899	(29,673)	3,226	32,408	(27,559)	4,849
Franchise agreements	19,201	(12,054)	7,147	19,201	(10,774)	8,427
Purchased technology	54,700	(37,770)	16,930	54,700	(31,973)	22,727
Acquired assets pending final allocation (1)	102	—	102	362	—	362
	$843,073	$(469,092)	$373,981	$812,133	$(402,769)	$409,364

(1)    Represents recent business acquisitions for which final purchase price allocations have not yet been determined.
The increase in the gross carrying amount of intangible assets resulted primarily from the acquisition of approximately 110 offices to our company-owned network. The amounts and weighted-average lives of assets acquired or added during fiscal year 2018 are as follows:

(dollars in 000s)
	Amount	Weighted-Average Life (in years)
Reacquired franchise rights	$8,480	5
Customer relationships	24,518	6
Internally-developed software	16,821	2
Noncompete agreements	453	5
Total	$50,272	4

Amortization of intangible assets of continuing operations for the years ended April 30, 2018, 2017 and 2016 was $79.9 million, $78.9 million and $72.8 million, respectively. Estimated amortization of intangible assets for fiscal years 2019, 2020, 2021, 2022 and 2023 is $68.6 million, $51.9 million, $36.5 million, $25.2 million and $13.4 million, respectively.